Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Parties
Schedule of compensation due to executive officers

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Fixed compensation	1,405	960	1,125
Variable compensation	286	272	269
Benefits in kind	15	34	25
Directors fees	230	263	301
Share-based payments	53	581	3,294
Consulting fees	—	—	30
Total compensation of executive officers	1,989	2,110	5,044